Related party transactions - Schedule of significant related party transactions (Details) - Related Party - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Bandwidth fees | Tencent Group
Related Party Transaction [Line Items]
Fees and cost paid to related parties	¥ 138,960,405	¥ 197,568,690	¥ 240,737,980
Revenues sharing fees and content cost
Related Party Transaction [Line Items]
Fees and cost paid to related parties	105,489,026	181,637,081	361,806,614
Revenues sharing fees and content cost | Equity method investees talent agencies
Related Party Transaction [Line Items]
Fees and cost paid to related parties	105,489,026	181,637,081	361,296,329
Revenues sharing fees and content cost | Tencent Group
Related Party Transaction [Line Items]
Fees and cost paid to related parties			510,285
Payment handling fees | Tencent Group
Related Party Transaction [Line Items]
Fees and cost paid to related parties	22,256,354	28,153,602	33,693,357
Virtual gifts | Tencent Group
Related Party Transaction [Line Items]
Purchased from related parties	116,032,260	60,444,813
Content rights | Tencent Group
Related Party Transaction [Line Items]
Purchased from related parties	280,708,045	103,198,542	304,500,878
Other fees | Tencent Group
Related Party Transaction [Line Items]
Purchased from related parties	3,878,843	8,734,726
Advertisement revenue | Tencent Group
Related Party Transaction [Line Items]
Revenue derived from related parties	56,057,315	14,979,036	17,190,776
Other revenue
Related Party Transaction [Line Items]
Other revenue derived from related parties	6,792,101	5,415,442	12,709,293
Other revenue | Equity method investees talent agencies
Related Party Transaction [Line Items]
Other revenue derived from related parties	2,542,300
Other revenue | Tencent Group
Related Party Transaction [Line Items]
Other revenue derived from related parties	¥ 4,249,801	¥ 5,415,442	¥ 12,709,293